Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual cost/(income) and changes in Other comprehensive loss for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)(b)			International(c), (f)			Postretirement Plans(d), (f)
(MILLIONS OF DOLLARS)	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Service cost	$257	$287	$253	$18	$22	$20	$165	$186	$199	$41	$55	$55
Interest cost	646	676	697	53	54	57	233	307	394	101	117	169
Expected return on plan assets	(958)	(1,089)	(1,043)	—	—	—	(381)	(418)	(459)	(34)	(53)	(63)
Amortization of:
Actuarial losses	395	346	63	37	44	29	93	122	97	32	38	6
Prior service credits	5	(5)	(7)	(1)	(2)	(2)	(3)	(7)	(7)	(174)	(146)	(57)
Curtailments	10	3	2	1	—	—	(2)	5	—	(26)	(31)	(7)
Settlements	90	556	52	28	34	28	9	81	22	—	—	—
Special termination benefits	—	—	—	—	—	—	1	1	8	—	—	—
Net periodic benefit costs/(income) reported in Income	444	773	16	137	153	132	115	277	254	(59)	(21)	102
(Income)/cost reported in Other comprehensive loss(e)	253	(396)	2,768	121	(143)	163	640	(542)	260	3	(540)	(174)
(Income)/cost recognized in Comprehensive income	$697	$378	$2,784	$258	$10	$294	$755	$(265)	$514	$(56)	$(560)	$(72)

(a)
2016 v. 2015––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) a year-over-year decrease in settlement activity compared to that of 2015 related to the non-recurring lump-sum settlement option to certain plan participants discussed in the 2015 v. 2014 analysis, below, (ii) lower service costs resulting from a higher discount rate, and (iii) lower interest costs resulting from a lower beginning benefit obligation. The aforementioned decreases were partially offset by (i) a lower expected return on plan assets resulting from both a lower expected rate of return, and a net decrease of approximately $1.1 billion in the asset base, due in part to lump-sum payments made in 2015 to certain terminated vested colleagues to settle Pfizer’s pension obligation, and (ii) an increase in the amounts amortized for actuarial losses, primarily resulting from the remeasurement in 2015 of Hospira’s U.S. qualified pension plan due to its plan termination.

2015 v. 2014––The increase in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) a non-recurring charge of $419 million related to the settlement of pension obligations in accordance with an offer to certain terminated employees who are vested in their pension benefits to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or an annuity of their deferred vested pension benefits, and (ii) the increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation (which increased the amount of deferred actuarial losses), and, to a lesser extent, a 2014 change in mortality assumptions (reflecting a longer life expectancy for plan participants). The aforementioned increases were partially offset by (i) a greater expected return on plan assets resulting from an increased plan asset base due to a voluntary contribution of $1.0 billion made at the beginning of January 2015, which in turn was partially offset by a decrease in the expected rate of return on plan assets from 8.5% to 8.3% and (ii) lower interest costs resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.

(b)
2016 v. 2015––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) a decrease in the amounts amortized for actuarial losses resulting from the increase in 2015 in the discount rate used to determine the benefit obligation, (ii) lower settlement activity, and (iii) lower service costs resulting from a higher discount rate.

2015 v. 2014––The increase in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (ii) higher settlement activity.

(c)
2016 v. 2015––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) lower service and interest costs, resulting from a change in our approach for measuring service and interest costs (see (f) below), (ii) lower settlement activity, and (iii) a decrease in the amounts amortized for actuarial losses resulting from large gains in 2015, which decreased the plan net loss position. The aforementioned decreases to our net periodic benefit costs were partially offset by a decrease in the expected return on plan assets due to a lower asset base and a lower expected rate of return on plan assets.

2015 v. 2014––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) a decrease in the expected return on plan assets due to a lower expected rate of return on plan assets, (ii) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (iii) higher settlement charges due to the settlement of a pension plan in Sweden. The aforementioned increase in net periodic benefit costs was partially offset by the decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.

(d)
2016 v. 2015––The increase in net periodic benefit income for our postretirement plans was primarily driven by (i) an increase in prior service credits due to the postretirement medical plan cap changes during 2016 and 2015, (ii) lower interest costs resulting from a lower benefit obligation, (iii) lower service costs resulting from a higher discount rate, and (iv) a decrease in the amounts amortized for actuarial losses resulting from the increase in 2015 in the discount rate used to determine the benefit obligation. The aforementioned changes were partially offset by (i) a decrease in expected return on plan assets, primarily resulting from a decrease in plan assets, reflecting payments by the plan for IRC Section 401(h) reimbursements to Pfizer for eligible 2014 and 2015 prescription drug expenses for certain retirees, and (ii) lower curtailment gains.

2015 v. 2014––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by (i) the increase in the amounts amortized for prior service credits and (ii) an increase in curtailment gains resulting from the implementation of changes to certain retiree medical benefits to adopt programs eligible for the Medicare Part D plan subsidy, as allowed under the EGWP, and another plan change to establish benefit caps for certain plan participants, as well as (iii) a decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. The aforementioned decreases were partially offset by an increase in actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation.

(e)	For details of the changes in Other comprehensive loss, see the benefit plan activity in the consolidated statements of comprehensive income.

(f)
Effective January 1, 2016, the Company changed the approach used to measure service and interest costs for certain international pension and other postretirement benefit plans. For fiscal 2015 and 2014, the Company measured service and interest costs utilizing a single weighted-average discount rate derived from the yield curve used to measure the respective plan obligations. For fiscal 2016, we elected to measure service and interest costs by applying the spot rates along the yield curve for certain international plans to the plans' liability cash flows. The Company believes the new approach provides a more precise measurement of service and interest costs by aligning the timing of the plans’ liability cash flows to the corresponding spot rates on the yield curve. This change does not affect the measurement of our plan obligations. We have accounted for this change as a change in accounting estimate and, accordingly, have accounted for it on a prospective basis. The reduction in expense for 2016 associated with this change in estimate was $42 million, primarily related to certain international pension plans, which was recognized evenly over each quarter of the year. The change in approach for the postretirement benefit plans was not material to the 2016 consolidated statement of income.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2014 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2017 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses	$(414)	$(50)	$(113)	$(31)
Prior service credits and other	(5)	1	4	184
Total	$(419)	$(49)	$(109)	$153

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2016	2015	2014
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.3%	4.5%	4.2%
U.S. non-qualified pension plans	4.2%	4.5%	4.0%
International pension plans	2.4%	3.1%	3.0%
Postretirement plans	4.2%	4.5%	4.2%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.6%	2.6%	2.7%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	4.5%	4.2%	5.2%
U.S. non-qualified pension plans	4.5%	4.0%	4.8%
International pension plans interest cost(a)	2.7%	3.0%	3.9%
International pension plans service cost(a)	3.0%	3.0%	3.9%
Postretirement plans	4.5%	4.2%	5.1%
Expected return on plan assets:
U.S. qualified pension plans	8.0%	8.3%	8.5%
International pension plans	5.2%	5.5%	5.8%
Postretirement plans	8.0%	8.3%	8.5%
Rate of compensation increase:
U.S. qualified pension plans	2.8%	2.8%	2.8%
U.S. non-qualified pension plans	2.8%	2.8%	2.8%
International pension plans	2.6%	2.7%	2.9%

(a)
As discussed above, effective January 1, 2016, the Company changed the approach used to measure service cost and interest costs for certain international pension plans and other postretirement benefits. In accordance with this change, the effective rate for interest on the benefit obligations and effective rate for service cost, respectively, are reported for international pension plans.

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2016	2015
Healthcare cost trend rate assumed for next year (up to age 65)	6.3%	6.5%
Healthcare cost trend rate assumed for next year (age 65 and older)	7.4%	7.9%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2037	2037

The following table provides the effects as of December 31, 2016 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$5	$(5)
Effect on postretirement benefit obligation	37	(50)

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2016 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$5	$(5)
Effect on postretirement benefit obligation	37	(50)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)(b)		International(c)		Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2016	2015	2016	2015	2016	2015	2016	2015
Change in benefit obligation(e)

Benefit obligation, beginning	$14,926	$16,575	$1,343	$1,481	$9,214	$10,796	$2,463	$3,168
Service cost	257	287	18	22	165	186	41	55
Interest cost	646	676	53	54	233	307	101	117
Employee contributions	—	—	—	—	7	7	85	79
Plan amendments	—	62	—	4	(6)	(1)	(177)	(497)
Changes in actuarial assumptions and other	725	(774)	185	(70)	1,273	(273)	22	(185)
Foreign exchange impact	—	—	—	—	(781)	(938)	—	(20)
Acquisitions/divestitures/other, net	—	542	—	9	1	19	—	49
Curtailments	9	3	1	—	(14)	(2)	—	(3)
Settlements	(449)	(2,034)	(78)	(93)	(45)	(499)	—	—
Special termination benefits	—	—	—	—	1	1	—	—
Benefits paid	(568)	(412)	(72)	(65)	(358)	(389)	(282)	(300)
Benefit obligation, ending(e)	15,547	14,926	1,450	1,343	9,691	9,214	2,254	2,463

Change in plan assets
Fair value of plan assets, beginning	11,633	12,706	—	—	7,959	8,588	622	762
Actual gain/(loss) on plan assets	939	(124)	—	—	693	290	44	(3)
Company contributions	1,000	1,000	151	158	209	558	(12)	84
Employee contributions	—	—	—	—	7	7	85	79
Foreign exchange impact	—	—	—	—	(782)	(602)	—	—
Acquisitions/divestitures, net	—	496	—	—	(1)	6	—	—
Settlements	(449)	(2,034)	(78)	(93)	(45)	(499)	—	—
Benefits paid	(568)	(412)	(72)	(65)	(358)	(389)	(282)	(300)
Fair value of plan assets, ending	12,556	11,633	—	—	7,683	7,959	458	622
Funded status—Plan assets less than benefit obligation	$(2,990)	$(3,292)	$(1,450)	$(1,343)	$(2,008)	$(1,255)	$(1,796)	$(1,841)

(a)
The favorable change in the funded status of our U.S. qualified plans was primarily due to an increase in the actual return on assets, partially offset by plan losses resulting from the decrease in the discount rate at the end of 2016.

(b)
Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The increase in the benefit obligation is primarily due to a decrease in the discount rate.

(c)
The unfavorable change in the international plans’ funded status was primarily due to plan losses related to a decrease in the discount rate (reflecting lower interest rates), partially offset by an increase in the actual return on plan assets.

(d)
The favorable change in the funded status of our postretirement plans was primarily due to plan amendments for certain U.S. and Puerto Rico postretirement plans. The U.S. plan change applied a fixed cap on costs for certain groups within the plan. The Puerto Rico plan change includes: (i) a cap on costs for certain groups within the plan, and (ii) the adoption of the EGWP. The changes resulted in reductions to the plan liabilities of $82 million for the U.S. postretirement plan and $95 million for the Puerto Rico postretirement plan.

(e)
For the U.S. and international pension plans, the benefit obligation is the PBO. For the postretirement plans, the benefit obligation is the ABO. The ABO for all of our U.S. qualified pension plans was $15.4 billion in 2016 and $14.8 billion in 2015. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.4 billion in 2016 and $1.3 billion in 2015. The ABO for our international pension plans was $9.3 billion in 2016 and $8.8 billion in 2015.

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2016	2015	2016	2015	2016	2015	2016	2015
Noncurrent assets(a)	$—	$—	$—	$—	$300	$572	$—	$—
Current liabilities(b)	(160)	—	(152)	(126)	(28)	(25)	(30)	(31)
Noncurrent liabilities(c)	(2,830)	(3,292)	(1,297)	(1,216)	(2,279)	(1,801)	(1,766)	(1,809)
Funded status	$(2,990)	$(3,292)	$(1,450)	$(1,343)	$(2,008)	$(1,255)	$(1,796)	$(1,841)

(a)	Included primarily in Other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table provides the pre-tax components of cumulative amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2016	2015	2016	2015	2016	2015	2016	2015
Actuarial losses(a)	$(4,530)	$(4,272)	$(538)	$(419)	$(2,629)	$(1,979)	$(502)	$(523)
Prior service (costs)/credits	(27)	(33)	2	4	40	29	1,392	1,415
Total	$(4,558)	$(4,305)	$(536)	$(415)	$(2,589)	$(1,949)	$889	$892

(a)
The accumulated actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations, as well as the cumulative difference between the expected return and actual return on plan assets. These accumulated actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs primarily over the average remaining service period for active participants, using the corridor approach. The average amortization periods to be utilized for 2017 are 8.2 years for our U.S. qualified plans, 8.1 years for our U.S. supplemental (non-qualified) plans, 19.3 years for our international plans, and 9.1 years for our postretirement plans.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2016	2015	2016	2015	2016	2015
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$12,556	$11,633	$—	$—	$4,625	$976
ABO	15,422	14,755	1,410	1,324	6,558	2,495
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	12,556	11,633	—	—	4,936	1,546
PBO	15,547	14,926	1,450	1,343	7,244	3,373

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2016	2015	2016	2015	2016	2015
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$12,556	$11,633	$—	$—	$4,625	$976
ABO	15,422	14,755	1,410	1,324	6,558	2,495
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	12,556	11,633	—	—	4,936	1,546
PBO	15,547	14,926	1,450	1,343	7,244	3,373

Schedule of Allocation of Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)					Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2016	Level 1	Level 2	Level 3	Assets Measured at NAV(b)	As of December 31, 2015	Level 1	Level 2	Level 3	Assets Measured at NAV(b)
U.S. qualified pension plans
Cash and cash equivalents	$672	$92	$580	$—	$—	$417	$81	$336	$—	$—
Equity securities:
Global equity securities	3,970	3,943	27	—	—	3,720	3,717	2	1	—
Equity commingled funds	1,062	—	772	—	290	951	—	689	—	262
Fixed income securities:
Corporate debt securities	3,232	14	3,217	1	—	2,866	3	2,861	2	—
Government and government agency obligations	1,060	—	1,060	—	—	989	—	989	—	—
Fixed income commingled funds	92	—	—	—	92	222	—	57	—	165
Other investments:
Partnership investments(c)	1,093	—	—	—	1,093	1,120	—	—	—	1,120
Insurance contracts	235	—	235	—	—	259	—	259	—	—
Other commingled funds(d)	1,140	—	—	—	1,140	1,089	—	—	—	1,089
Total	12,556	4,049	5,891	1	2,615	11,633	3,801	5,193	3	2,636
International pension plans
Cash and cash equivalents	439	38	401	—	—	207	14	193	—	—
Equity securities:
Global equity securities	174	163	11	—	—	901	816	85	—	—
Equity commingled funds	2,490	—	1,265	—	1,224	2,218	16	854	—	1,348
Fixed income securities:
Corporate debt securities	489	—	474	—	15	653	171	469	—	12
Government and government agency obligations	853	—	786	—	67	1,224	109	1,048	—	67
Fixed income commingled funds	1,750	—	1,174	—	576	1,216	37	919	—	260
Other investments:
Partnership investments(c)	32	—	—	—	32	40	—	6	—	33
Insurance contracts	272	—	17	254	1	257	—	21	219	17
Other(d)	1,185	—	430	324	431	1,245	59	370	398	418
Total	7,683	201	4,558	578	2,346	7,959	1,222	3,965	618	2,155
U.S. postretirement plans(e)
Cash and cash equivalents	—	—	—	—	—	6	—	6	—	—
Equity securities:
Global equity securities	—	—	—	—	—	64	64	—	—	—
Equity commingled funds	—	—	—	—	—	16	—	12	—	4
Fixed income securities:
Corporate debt securities	—	—	—	—	—	49	—	49	—	—
Government and government agency obligations	—	—	—	—	—	17	—	17	—	—
Fixed income commingled funds	—	—	—	—	—	4	—	1	—	3
Other investments:
Partnership investments(c)	—	—	—	—	—	19	—	—	—	19
Insurance contracts	458	—	458	—	—	429	—	429	—	—
Other commingled funds(d)	—	—	—	—	—	19	—	—	—	19
Total	$458	$—	$458	$—	$—	$622	$64	$514	$—	$45

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E).

(b)
In accordance with the provisions of a new accounting standard we adopted on January 1, 2016, described below, certain investments that are measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The NAV amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets. As a result, a reclassification has been made to the prior year’s plan asset classification table to conform to the current year’s presentation.

(c)	Primarily includes investments in private equity, private debt, public equity limited partnerships, and, to a lesser extent, real estate and venture capital.

(d)	Primarily includes, for U.S. plan assets, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.

(e)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2016	2016	2015
U.S. qualified pension plans
Cash and cash equivalents	0-10%	5.3%	3.6%
Equity securities	35-55%	40.1%	40.2%
Fixed income securities	30-55%	34.9%	35%
Other investments(a)	5-17.5%	19.7%	21.2%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-10%	5.7%	2.6%
Equity securities	25-50%	34.7%	39.2%
Fixed income securities	30-55%	40.2%	38.8%
Other investments	10-30%	19.4%	19.4%
Total	100%	100%	100%
U.S. postretirement plans
Cash and cash equivalents	0-5%	—	1.0%
Equity securities	—	—	12.8%
Fixed income securities	—	—	11.2%
Other investments	95-100%	100%	75%
Total	100%	100%	100%

(a)
Actual percentage of plan assets in Other investments for 2016 includes $235 million (this amount was $259 million in 2015) related to a group fixed annuity insurance contract that was executed by legacy Wyeth for certain members of its defined benefit plans prior to Pfizer acquiring the company in 2009, and $144 million (this amount was $129 million in 2015) related to an investment in a partnership whose primary holdings are public equity securities.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	International Pension Plans
	Insurance contracts		Other
(MILLIONS OF DOLLARS)	2016	2015	2016	2015
Fair value, beginning(a)	$219	$254	$398	$395
Actual return on plan assets:
Assets held, ending	11	16	(1)	30
Assets sold during the period	—	—	6	13
Purchases, sales and settlements, net	20	(19)	(18)	(21)
Exchange rate changes	4	(33)	(61)	(19)
Fair value, ending	$254	$219	$324	$398

(a)
We adopted a new accounting standard as of January 1, 2016 whereby certain investments in 2016 and 2015 that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified as Level 1, 2 or 3 in the above fair value hierarchy table, but are included in the total. As a result, a reclassification has been made to the prior year's plan asset classification table to conform to the current year's presentation.

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2017(a)	$1,160	$152	$175	$179
Expected benefit payments:
2017	$1,519	$152	$331	$186
2018	1,058	128	333	196
2019	947	118	335	198
2020	952	119	350	197
2021	930	112	356	196
2022–2026	4,391	503	1,867	919

(a)
For the U.S. qualified plans, the $1.0 billion voluntary contribution, which was considered pre-funding for future anticipated mandatory contributions and is also expected to reduce Pension Benefit Guaranty Corporation variable rate premiums, was paid in January 2017.